Equity Incentive Plan (Details) - Schedule of fair value of option grants weighted average assumptions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of fair value of option grants weighted average assumptions [Abstract]
Expected term (in years)	5 years 9 months 18 days	5 years 8 months 12 days	5 years 8 months 19 days	6 years 4 months 24 days
Expected Volatility	54.50%	43.00%	42.90%	40.50%
Risk-free rate	0.80%	0.60%	0.50%	2.00%
Dividend rate